Label	Element	Value
Akre Focus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
(the “Fund”)
Retail Class Shares (AKREX)
Institutional Class Shares (AKRIX)
Supra Institutional Class Shares (AKRSX)
a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated September 15, 2022 to the Prospectus dated November 28, 2021
Effective November 28, 2022, the percentage of Fund assets which may be invested in securities issued by foreign issuers has increased from 15% to 25%. Accordingly, the following sections of the Fund’s Prospectus have been revised to include updated information.

Strategy [Heading]	rr_StrategyHeading	The first paragraph in the section entitled “Principal Investment Strategies” on page 2 of the Fund’s Prospectus is hereby deleted and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests primarily in securities of companies listed on U.S. stock exchanges. Investments consist primarily of common stocks of companies of any size market capitalization. The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments, such as partnership interests, limited liability company interests, business trust shares and rights, Real Estate Investment Trusts (“REITs”), and other securities that are convertible into equity securities. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, including in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and directly in foreign equity securities. Additionally, the Fund may participate in securities lending arrangements of up to 33-1/3% of its total asset value with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio. The Fund may, from time to time, have significant exposure to one or more sectors of the market. As of July 31, 2021, 38.2% of the Fund’s net assets were invested in securities of issuers within the information technology sector.
Supplement Closing [Text Block]	ck0000811030_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus.
Akre Focus Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AKREX
Akre Focus Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AKRIX
Akre Focus Fund | Supra Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AKRSX